Aggregate Maturities Of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt And Commitments Maturities [Line Items]
2013	$ 0	$ 0
2014	0	0
2015	0	0
2016	0	0
Thereafter	200,000	290,000
Borrowings	$ 200,000	$ 290,000	$ 324,789